As filed with the Securities and Exchange Commission on December 15, 1999
                               Securities Act File No. 33-50390
                            Investment Company Act File No. 811-7076

================================================================================

                                            SECURITIES AND EXCHANGE COMMISSION
                                                     Washington, D.C. 20549


                                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                                                              -----

        Pre-Effective Amendment No.
        Post-Effective Amendment No.  18                        X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                  X
        Amendment No.   19                                      X


                          WILSHIRE TARGET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                   c/o PFPC Inc.
                               101 Federal Street
                                Boston, MA 02110

            Registrant's Telephone Number, including Area Code: (617) 535-0534

Name and Address of Agent for Service:
Julie A. Tedesco, Esq.
Wilshire Target Funds, Inc.
c/o PFPC Inc.
101 Federal Street
Boston, MA 02110

           It is proposed that the filing will become effective:

          immediately upon filing pursuant to paragraph (b)
   X      on December 22, 1999 pursuant to paragraph (b)*
          60 days after filing pursuant to paragraph (a)(1)
         on               pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2)
          on               pursuant to paragraph (a)(2) of Rule 485


* This post-effective amendment is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 17 which was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended on October 15, 1999. The new effective date is no earlier than the effective date designated in the previously filed amendment under paragraph (a) of Rule 485 and is no later than 30 days after that date.

           If appropriate check the following box:

  X       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       PART A

     Prospectuses for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio are incorporated by reference to Registrant's Post-Effective Amendment No. 17 as filed with the Securities and Exchange Commission ("SEC") on October 15, 1999 (Accession No. 00009274505-99-000335)
("Post-Effective Amendment No. 17").

                                     PART B

Statements of Additional Information for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio are incorporated by reference to Registrant's Post-Effective Amendment No. 17.

                           WILSHIRE TARGET FUNDS, INC.

                           PART C - OTHER INFORMATION


         Item 23.

         Exhibits:

                  (a) Articles of Incorporation dated July 30, 1992 is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A which was filed on November 12, 1993 ("Post-Effective Amendment No. 3").

                           Articles of Amendment dated August 20, 1992 to the Articles of Incorporation is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 3.

                           Articles Supplementary to the Articles of Incorporation classifying shares of each Series of the Fund is incorporated by reference to Exhibit
                           (1)(d) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which was filed on April 2, 1996 ("Post-Effective Amendment No. 8").

                           Articles of Amendment to the Articles of Incorporation amending the name of the Fund and the name of a class of shares of each Series of the Fund is incorporated by reference to Post-Effective Amendment No. 8.

                           Articles Supplementary dated June 24, 1997 to the Articles of Incorporation establishing and classifying shares of the Intermediate Portfolio Corporate Bond and Long-Term Corporate Bond Portfolio of the Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A which was filed on July 10, 1997 ("Post-Effective Amendment No. 11").

                           Articles Supplementary dated June 8, 1998 to the Articles of Incorporation establishing and classifying shares of the Wilshire 5000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A which was filed on November 2, 1998 ("Post-Effective Amendment No. 13").

                           Articles Supplementary dated June 7, 1999 to the Articles of Incorporation reclassifying shares of the Wilshire 5000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A which was filed on July 2, 1999 ("Post-Effective Amendment No. 16").

                  (b) By-Laws dated July 30, 1992, as revised September 17, 1992, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 3.

                           Amended By-Laws dated September 9, 1996, as subsequently amended October 1, 1996, are incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A which was filed on October 30, 1996 ("Post-Effective Amendment No. 10").

                  (c)      Not Applicable.


                  (d) Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated relating to the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios dated July 11, 1996 is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 10.

                           Letter Amendment to the Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated dated June 8, 1998 relating to the Wilshire 5000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 13.

                  (e) Distribution Agreement between the Fund and First Data Distributors, Inc. dated March 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.

     New Distribution Agreement between the Fund and Provident Distributors, Inc. to be filed by amendment.

                  (f)      Not Applicable.

                  (g) Custody Agreement between the Fund and The Northern Trust Company dated June 3, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

                           Letter Agreement between the Fund and The Northern Trust Company dated November 5, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.


         (h) Services Agreement between the Fund and First Data Investor Services Group, Inc. dated May 31, 1999, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A which was filed on October 15, 1999 ("Post-Effective Amendment No. 17").


                  (i)      Not Applicable.

     (j) Powers of Attorney of the Directors and officers are incorporated by reference to Exhibit (11)(b)
                           of Post-Effective Amendment No. 8.

                           Powers of Attorney of Directors and officers are incorporated by reference to Exhibit (11)(c) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A which was filed on May 31, 1996 ("Post-Effective Amendment No. 9").

     Power of Attorney of Cynthia A. Hargardon is incorporated herein by reference to Post-Effective Amendment No. 13. to the
        Registration Statement on Form N-1A which was filed on November 2, 1998.

                  (k)      Not Applicable.

                  (l) Purchase Agreement between the Company and Wilshire Associates Incorporated dated November 6, 1998 relating to the Wilshire 5000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A which was filed on November 2, 1998.

                  (m) Service and Distribution Plan under Rule 12b-1, for Qualified Class shares, adopted as of June 7, 1999 is incorporated herein by reference to Post-Effective Amendment No. 16.

                           Service and Distribution Plan under Rule 12b-1, for Horace Mann Class shares, adopted as of June 7, 1999 is incorporated herein by reference to Post-Effective Amendment No. 16.

                           Amended and Restated Service and Distribution Plan under Rule 12b-1, adopted as of June 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.



                  (n)      Not Applicable.

                  (o) Amended and Restated Rule 18f-3(d) Plan, adopted as of June 7, 1999 is incorporated herein by reference to Post-Effective Amendment No. 16.

Item 24. Persons Controlled by or under Common Control with Registrant

                  Not Applicable.

Item 25. Indemnification

The statement as to the general effect of any contract, arrangements, or statute under which a Director, officer, underwriter, or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for his/her own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 23, 1992.

Reference is also made to the Distribution Agreement filed as Exhibit (e).

Item 26. Business and Other Connections of Investment Adviser

The list required by this Item 26 of officers and directors of Wilshire Associates Incorporated, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wilshire Associates Incorporated pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36233).


Item 27. Principal Underwriters

     (a) Provident Distributors, Inc. (the "Distributor") act as principal underwriter for the following investment companies as of 12/1/99: International Dollar Reserve Fund I, Ltd., Provident Institutional Funds Trust, Pacific Innovations Trust, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., GAMNA Series Funds, Inc., WT Investment Trust, Kalmar Pooled Investment Trust, The RBB Fund, Inc., Robertson Stephens Investment Trust, HT Insight Funds, Inc., Harris Insight Funds Trust, Hilliard-Lyons Government Fund, Inc., Hilliard-Lyons Growth Fund, Inc., Hilliard-Lyons Research Trust, Senbanc Fund, ABN AMRO Funds, BT Insurance Funds Trust, Alleghany Funds, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Panorama Trust, Undiscovered Managers Fund, New Covenant Funds, Forward Funds, Inc., Northern Institutional Funds, Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U..S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Trainer, Wortham First Mutual Funds and The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.), Northern Funds Trust (Distributed by Northern Funds Distributors, LLC. a wholly owned subsidiary of Provident Distributors, Inc.) and The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc. Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is
located at Four Falls Corporate Center, Suite 600, West Conshohocken, Pennsylvania 19428-2961.

                  (b)      The  information  required  by this Item  27(b)  with
                           respect to each director, officer or partner of Provident Distributors, Inc. ("PDI") is incorporated by reference to Schedule A of Form BD filed by PDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-46564). No director, officer, or partner of PDI holds a position or office with the Registrant.

   Item 28.       Location of Accounts and Records

                1.         PFPC Inc.
                  3200 Horizon Drive
                  King of Prussia, PA 19406-0903
       (records relating to its function as fund accounting and transfer agent)

                2.         PFPC Inc.
                  101 Federal Street
                  Boston, Massachusetts 02110
                  (records relating to it functions as administrator)

              3.    PFPC Inc.
                  4400 Computer Drive
                  Westborough, Massachusetts 01581
                  (records relating to its functions as administrator)

                4.Provident  Distributors,  Inc. Four Falls Corporate Center 6th
                  Floor West Conshohocken, PA 19428 (records relating to its functions as distributor)

                5.The  Northern  Trust  Company  50  LaSalle   Street   Chicago,
                  Illinois 60675 (records relating to its function as custodian)

                6.         Wilshire Associates Incorporated
                  1299 Ocean Avenue
                  Suite 700
                  Santa Monica, CA 90401
                  (records relating to its function as investment adviser)

Item 29. Management Services

                  Not Applicable.

Item 30. Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Wilshire Target Funds, Inc., certifies that it meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 18 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 15th day of December, 1999.

                           WILSHIRE TARGET FUNDS, INC.

                                    BY:       /s/ Thomas D. Stevens
                                            Thomas D. Stevens
                                            PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title                                       Date

/s/ Thomas D. Stevens                     President,                               December 15, 1999
---------------------
Thomas D. Stevens                         Chairman of the Board,
                                          and Director
                                          (Principal Executive Officer)
/s/ David R. Borger                       Treasurer                                December 15, 1999
--------------------
David R. Borger                           (Principal Financial Officer)

             *                            Director                                 December 15, 1999
--------------------------------
DeWitt F. Bowman

             *                            Director                                 December 15, 1999
--------------------------------
Cynthia A. Hargardon

             *                            Director                                 December 15, 1999
--------------------------------
Robert J. Raab, Jr.

             *                            Director                                 December 15, 1999
--------------------------------
Anne Wexler

*BY:     /s/ JULIE A. TEDESCO                                                      December 15, 1999
         Julie A. Tedesco
         Attorney-in-Fact

